Non-Cash Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-Cash Transactions [Abstract]
Considerations payable in connection with acquisition of subsidiaries and additional interests in subsidiaries		¥ 34,310	¥ 4,685
Non-cash consideration in connection with acquisition of additional interests in a subsidiary (Note 3)	19,551
Subscription receivables from Employee Companies (Note 2(m) & Note 12)			¥ 257,491